UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312)368-1442

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Item 1.  Reports to Stockholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Lotsoff Capital Management Investment Trust

Micro Cap Fund
Active Income Fund

Semi-Annual Report

March 31, 2008

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Dear Shareholders:

We are pleased to present the semi-annual report of the Lotsoff Capital Management Micro Cap Fund (the “Fund”) for the period ended March 31, 2008. Stocks in the Fund are very small as the name indicates. U.S. micro cap stocks generally are considered to be those with a capitalization size of less than the 2,000 largest U.S. stocks, currently less than approximately $600 million in size. Based on the weighted average, the capitalization size of the Fund is approximately $280 million. The Fund uses the Russell Microcap® Index as its primary benchmark. This Index is similar in capitalization size to the Fund which we believe gives investors a good benchmark for comparison.

The semi-annual period ended March 31, 2008 was a very difficult one for the market as a whole. Fallout from the mortgage and credit markets continued to take its toll on financial markets, economic growth potential, and investor psychology. Banks have aggressively written off asset values. Real estate values have fallen. Unfortunately, the market response was even less favorable in the micro cap segment of the market relative to other market capitalizations. The Russell Microcap® Index was down 19.00%, while the Russell 2000® Index (small cap) lost 14.02% and the Standard & Poor’s 500® Index (large cap) lost 12.46%. The Fund’s performance for the sixmonth period was a loss of 25.69%. For the one-year period ended March 31, 2008, the Fund’s return was a loss of 26.79% and from the Fund’s inception on November 7, 2003 through March 31, 2008 the Fund had an average annual total return of 0.90%. The Fund’s total annual operating expenses are 1.20%. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

The absolute returns for all economic sectors of the Fund were down for the six-month period, indicating the breadth of the impact resulting from market turmoil. The Consumer Staples sector held up best, losing less than 4.00%. However, seven of ten sectors were down more than 20.00%. Technology and Financials stocks were down most, losing close to 30.00%. The portfolio sector allocation of the Fund is very close to the sector allocation represented in the benchmark. In terms of average sector weights, no sector was over or under weighted more than 2.00%. This means that we did not take significant sector risk relative to the benchmark.

In terms of performance relative to the benchmark, the Fund’s Consumer Discretionary, Consumer Staples, and Telecom Services stocks outperformed the respective benchmark sectors by 0.15%, 0.04% and 0.07%, respectively. However, the Financials, Healthcare, and Technology sectors detracted 2.73%, 1.52% and 1.06%, respectively.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

The Financials sector remains a difficult space to research as the residential housing bubble continues to unwind and cause problems in areas once thought immune to the subprime fiasco, including high quality mortgage insurance and mortgage paper. Despite being underweighted, banking related stocks were our largest detractor in the sector. Hardest hit were companies highly concentrated in mortgage financing, origination and insurance. On the positive side, our overweight in insurance proved to be timely and we continue to find opportunities in that industry.

Healthcare stocks provided little relief. The losers in Healthcare have been equipment and service providers. While we continue to find new ideas at reasonable valuations in traditional healthcare, we remain particularly bullish on the biotech/pharmaceutical space as valuations are very low relative to the upside potential.

The Technology sector also suffered with the software and services area displaying the most weakness.

Our approach to managing the Fund is a fairly conservative one that focuses on long-term prospects for a company in terms of stock selection and on risk control in terms of the portfolio management. Our stock selection methodology looks for companies that are undervalued based on the projected cash flows of the company over a long period of time combined with various indicators that the company is moving toward improving value. Over the long run, we believe the market will value good fundamentals and our portfolio is well positioned in that respect.

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and on seeking to control risk to protect investors’ capital. We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,

/s/ Donald W. Reid, Ph. D.
Director of Equity Research
Senior Portfolio Manager

This material is not authorized for use unless preceded or accompanied by a current prospectus.

Lotsoff Capital Management Investment Trust
Active Income Fund

Dear Shareholders:

We are pleased to present the semi-annual report of the Lotsoff Capital Management Active Income Fund (the “Fund”) for the period ended March 31, 2008. The Active Income Fund invests primarily in U.S. fixed income and floating rate securities, both investment grade and noninvestment grade credit quality. The Fund engages in short-term transactions to take advantage of the spreads in the market between callable and non-callable debt, between low and high quality credit instruments, and between various maturities along the yield curve. The Fund may utilize investment strategies that are considered speculative and involve the risk of loss or significant depreciation. The Fund will also engage in shortterm trading which involves additional transaction costs and risks. The Fund invests in securities of any credit rating, including bonds rated below investment grade. Such investments are subject to greater credit risk and have a greater risk of default.

The Fund underperformed its benchmark, the Citigroup 3-Month T-Bill Index, by 0.07% over the past six months. The Fund’s return for this period was 1.64% while the return for the Index was 1.71%. For the one-year period ended March 31, 2008, the Fund’s return was 1.34% and the Fund’s average annual total return since inception (November 8, 2005) as of March 31, 2008 was 3.21% as compared to 4.19% and 4.53%, respectively, over the same time periods for the Citigroup 3-Month T-Bill Index. The Fund’s total annual operating expenses are 1.17%. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

The fixed income markets have experienced extraordinary volatility over the past six months. As credit spreads widened in virtually every fixed income market, our performance suffered due to overweighting of non-governmental debt. More specifically, the Fund’s exposure to asset-backed and mortgage backed securities have hampered returns since midyear 2007. We have taken steps to significantly decrease our exposure to these markets from roughly 75% of the Fund to roughly 10% as of the end of the quarter. Another source of losses for the Fund was the widening of credit spreads in the corporate bond market. Spreads for the Dow Jones CDX Investment Grade Index widened from 56 bps to 139 bps over the six-month period. High yield spreads widened even more dramatically, with spreads on the Dow Jones CDX High Yield Index going from 405 bps at the end of September to 671 bps at the end of March.

Lotsoff Capital Management Investment Trust
Active Income Fund

These market dislocations have created an opportunity for fixed income managers. Significant “cheapness” is built into many of our trades, and we expect this “cheapness” to be realized as markets normalize over the coming quarters. In general, we expect investment grade assets to perform well in a market characterized by slow to no economic growth, and difficult financing conditions. Meanwhile, we are net short high yield, consumer cyclicals with weaker balance sheets.

In conclusion, we are making efforts to improve the performance of the Fund while maintaining our focus on providing capital appreciation and high current income. We thank you for your continued support.

Sincerely,

/s/ K.C. Nelson
Senior Portfolio Manager

This material is not authorized for use unless preceded or accompanied by a current prospectus.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)
Number of Shares	Value
	COMMON STOCKS	98.6%

	AEROSPACE/DEFENSE	1.0%
6,800	Aerovironment, Inc.*		$139,060
21,220	Allied Defense Group, Inc.*^		125,622
7,500	Astronics Corp.*		144,900
15,900	Herley Industries, Inc.*		164,406
150,100	Kratos Defense & Security Solutions, Inc.*		273,182
10,200	LMI Aerospace, Inc.*		197,574
			1,044,744

	AGRICULTURE	0.1%
4,500	Maui Land & Pineapple Co., Inc.*^		143,505

	AIRLINES	0.2%
29,400	Pinnacle Airlines Corp.*^		256,662

	APPAREL	2.8%
7,700	Delta Apparel, Inc.		46,508
24,500	G-III Apparel Group Ltd.*		328,790
77,400	Hartmarx Corp.*		226,008
6,600	Lacrosse Footwear, Inc.		104,742
32,200	Maidenform Brands, Inc.*		523,894
9,100	Oxford Industries, Inc.^		205,023
12,450	Perry Ellis International, Inc.*		271,784
44,200	Rocky Brands, Inc.*		250,172
8,500	Steven Madden Ltd.*		145,605
36,500	True Religion Apparel, Inc.*^		677,075
100,200	Unifi, Inc.*^		289,578
			3,069,179

	AUTO MANUFACTURERS	0.3%
34,800	Wabash National Corp.		312,852

	AUTO PARTS & EQUIPMENT	1.3%
29,600	Accuride Corp.*^		242,128
10,800	Miller Industries, Inc.*^		104,004
34,500	SORL Auto Parts, Inc.*^		174,915
33,575	Spartan Motors, Inc.^		284,045
9,000	Strattec Security Corp.		380,970
9,300	Superior Industries International, Inc.^		192,975
			1,379,037

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value
	BANKS	8.1%
10,000	AmericanWest Bancorp		$87,200
20,000	Banco Latinoamericano de Exportaciones, S.A.†		308,000
8,600	Bancorp, Inc.*		103,888
59,500	Center Financial Corp.^		539,069
14,200	City Bank^		316,234
32,300	Community Bancorp*^		437,988
40,500	Dearborn Bancorp, Inc.*		307,800
45,525	EuroBancshares, Inc.*^		242,193
22,100	First Regional Bancorp*^		362,440
22,200	FNB United Corp.		233,100
1,200	IBERIABANK Corp.		53,100
15,300	Imperial Capital Bancorp, Inc.		330,786
35,100	Intervest Bancshares Corp.		336,609
17,000	Irwin Financial Corp.^		90,270
13,858	Macatawa Bank Corp.^		144,262
40,490	Mercantile Bank Corp.^		417,857
28,100	Nara Bancorp, Inc.^		365,019
7,800	New Century Bancorp, Inc.*		66,300
14,000	North Valley Bancorp		166,320
15,451	Northrim BanCorp, Inc.		280,899
20,000	Oriental Financial Group, Inc.		394,200
20,433	Peoples Bancorp of North Carolina, Inc.		275,846
51,334	Republic First Bancorp, Inc.*		253,077
17,973	Security Bank Corp.^		142,885
21,700	Southwest Bancorp, Inc.		379,967
26,578	Taylor Capital Group, Inc.^		436,411
82,800	Temecula Valley Bancorp, Inc.^		783,287
41,915	Vineyard National Bancorp^		340,350
22,612	Virginia Commerce Bancorp, Inc.*^		259,586
42,600	Wilshire Bancorp, Inc.		325,464
			8,780,407
	BIOTECHNOLOGY	4.9%
40,300	Arena Pharmaceuticals, Inc.*^		275,652
47,900	Ariad Pharmaceuticals, Inc.*		161,423
109,100	Arqule, Inc.*^		466,947
113,800	Barrier Therapeutics, Inc.*^		388,058
45,050	BioSphere Medical, Inc.*		206,780
132,100	Cell Genesys, Inc.*		310,435
77,400	Cytokinetics, Inc.*		256,968
250,200	Entremed, Inc.*^		172,638
46,400	Enzon Pharmaceuticals, Inc.*^		427,344
102,400	GenVec, Inc.*^		180,224
33,100	Halozyme Therapeutics, Inc.*^		210,516
7,200	Idera Pharmaceuticals, Inc.*^		72,072

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value
	BIOTECHNOLOGY (continued)
35,300	Keryx Biopharmaceuticals, Inc.*^		$21,180
103,000	Kosan Biosciences, Inc.*^		161,710
28,700	Maxygen, Inc.*		185,402
22,400	Omrix Biopharmaceuticals, Inc.*^		313,600
34,900	Sangamo Biosciences, Inc.*^		354,584
15,200	Sequenom, Inc.*^		98,800
163,500	SuperGen, Inc.*^		410,385
162,590	Vasogen, Inc.*^		138,202
54,600	Vical, Inc.*^		192,192
75,800	XOMA Ltd.*^		196,322
31,100	XTL Biopharmaceuticals Ltd.*		93,300
			5,294,734

	BUILDING MATERIALS	0.9%
24,800	AAON, Inc.		496,744
114,100	US Concrete, Inc.*^		433,580
			930,324

	CHEMICALS	2.0%
7,200	American Vanguard Corp.^		119,808
22,700	Balchem Corp.		520,284
24,700	Innophos Holdings, Inc.^		397,423
10,200	Innospec, Inc.		216,240
19,400	KMG Chemicals, Inc.^		299,342
5,500	Penford Corp.		119,515
8,200	Quaker Chemical Corp.		256,578
5,600	Stepan Co.		214,088
			2,143,278

	COMMERCIAL SERVICES	3.8%
20,000	Barrett Business Services^		342,600
21,600	Diamond Management & Technology Consultants, Inc.		139,320
7,700	Dollar Financial Corp.*		177,100
9,900	Electro Rent Corp.		149,985
15,400	First Advantage Corp.*^		326,326
65,300	Hackett Group, Inc.*		255,323
279,300	Home Solutions of America, Inc.*^		206,682
10,000	ICF International, Inc.*		200,500
12,400	Kenexa Corp.*		229,152
50,700	Kforce, Inc.*		448,188
24,800	Medifast, Inc.*^		104,904
54,000	Muni Funding Co. of America, LLC, 144A#		270,000
20,700	On Assignment, Inc.*		131,445
7,300	Providence Service Corp.*^		219,000

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	COMMERCIAL SERVICES (continued)
39,300	SM&A*		$169,383
81,200	Source Interlink Cos., Inc.*^		154,280
25,200	Spherion Corp.*		154,224
18,900	TNS, Inc.		390,096
			4,068,508

	COMPUTERS	3.9%
5,900	Ansoft Corp.*		180,068
36,000	BluePhoenix Solutions Ltd.*^		300,600
27,800	Ciber, Inc.*		136,220
9,800	Computer Task Group, Inc.*		40,376
17,700	COMSYS IT Partners, Inc.*		149,742
46,500	Dot Hill Systems Corp.*		139,500
51,600	iGate Corp.*^		367,392
5,500	Integral Systems, Inc.		160,765
40,300	InterVoice, Inc.*		320,788
17,600	INX, Inc.*^		138,160
27,800	Magma Design Automation, Inc.*^		266,046
10,900	NCI, Inc.*		205,138
38,900	Ness Technologies, Inc.*^		369,161
50,900	Netscout Systems, Inc.*		473,370
95,000	NetSol Technologies, Inc.*^		189,050
15,600	Radiant Systems, Inc.*		217,932
29,700	STEC, Inc.*^		183,843
14,300	Super Micro Computer, Inc.*		119,405
30,100	TechTeam Global, Inc.*		272,405
			4,229,961

	COSMETICS/PERSONAL CARE	1.0%
18,700	Elizabeth Arden, Inc.*		373,065
12,600	Inter Parfums, Inc.		278,208
84,188	Parlux Fragrances, Inc.*^		247,513
21,200	Physicians Formula Holdings, Inc.*		189,104
			1,087,890

	DISTRIBUTION/WHOLESALE	0.4%
16,100	Houston Wire & Cable Co.^		257,922
17,200	Huttig Building Products, Inc.*		39,904
67,900	Navarre Corp.*		119,504
			417,330

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	DIVERSIFIED FINANCIAL SERVICES	3.4%
31,000	Asset Acceptance Capital Corp.^		$298,530
32,900	Asta Funding, Inc.^		458,297
116,300	Consumer Portfolio Services, Inc.*^		330,292
79,500	Encore Capital Group, Inc.*^		540,600
11,700	eSpeed, Inc.		136,422
20,700	Firstcity Financial Corp.*		130,410
50,100	JMP Group, Inc.		350,700
16,100	Marlin Business Services Corp.*		121,394
48,200	Nicholas Financial, Inc.*		297,394
16,300	Penson Worldwide, Inc.*		150,449
16,600	Sanders Morris Harris Group, Inc.		135,456
15,000	Thomas Weisel Partners Group, Inc.*		99,300
21,700	TradeStation Group, Inc.*^		184,884
38,000	United PanAm Financial Corp.*		138,320
11,600	World Acceptance Corp.*^		369,460
			3,741,908

	ELECTRICAL COMPONENTS & EQUIPMENT	1.1%
89,600	C&D Technologies, Inc.*^		449,792
5,300	Graham Corp.		188,627
13,400	INSTEEL INDUSTRIES, Inc.^		155,842
12,800	Superior Essex, Inc.*		359,936
			1,154,197

	ELECTRONICS	2.3%
3,900	Axsys Technologies, Inc.*		194,532
17,900	Ituran Location and Control Ltd.		181,148
23,500	LeCroy Corp.*		203,510
21,000	LoJack Corp.*^		265,440
14,200	Measurement Specialties, Inc.*^		248,074
10,400	Multi-Fineline Electronix, Inc.*^		195,208
6,200	OYO Geospace Corp.*^		281,604
8,200	Park Electrochemical Corp.		211,970
18,600	Photon Dynamics, Inc.*		197,160
3,000	Spectrum Control, Inc.*		25,380
70,700	Sypris Solutions, Inc.		291,991
31,500	X-Rite, Inc.*^		188,055
			2,484,072

	ENERGY - ALTERNATE SOURCES	0.8%
10,500	Canadian Solar, Inc.*^		219,450
25,500	MGP Ingredients, Inc.^		178,245
54,100	Nova Biosource Fuels, Inc.*^		81,691
9,400	Ocean Power Technologies, Inc.*		114,868
73,700	Plug Power, Inc.*^		229,207
			823,461

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	ENGINEERING & CONSTRUCTION	0.3%
34,200	ENGlobal Corp.*^		$292,410

	ENTERTAINMENT	0.7%
20,900	Bluegreen Corp.*^		140,030
15,100	Carmike Cinemas, Inc.		155,228
32,450	Dover Downs Gaming & Entertainment, Inc.^		276,150
24,300	VCG Holding Corp.*^		148,230
			719,638

	ENVIRONMENTAL CONTROL	0.7%
30,600	Ceco Environmental Corp.*		260,712
10,200	TRC Cos., Inc.*		44,574
48,500	Waste Services, Inc.*^		393,820
10,500	WCA Waste Corp.*		63,840
			762,946

	FOOD	1.3%
16,700	B&G Foods, Inc.		183,700
11,300	Chiquita Brands International, Inc.*^		261,143
9,300	Diamond Foods, Inc.		168,702
9,500	Imperial Sugar Co.^		178,790
11,600	John B. Sanfilippo & Son, Inc.*^		103,356
16,700	Spartan Stores, Inc.^		348,195
23,239	Tasty Baking Co.		132,462
			1,376,348

	HEALTHCARE - PRODUCTS	4.0%
23,900	Caliper Life Sciences, Inc.*		89,625
158,000	Cambridge Heart, Inc.*^		132,720
45,400	Candela Corp.*		154,360
24,800	Cantel Medical Corp.*		263,376
21,223	Cardiac Science Corp.*		177,212
14,700	Cutera, Inc.*		198,009
14,400	Cynosure, Inc.*^		306,720
15,200	Exactech, Inc.*		382,888
2,700	Hansen Medical, Inc.*^		37,962
40,000	Home Diagnostics, Inc.*		278,400
29,200	Luminex Corp.*^		573,780
12,050	Medical Action Industries, Inc.*^		197,982
15,500	Micrus Endovascular Corp.*		191,580
26,400	Natus Medical, Inc.*^		479,160
77,400	Orthovita, Inc.*		199,692
9,400	Somanetics Corp.*		146,358
16,000	Spectranetics Corp.*		133,760
3,200	Syneron Medical Ltd.		46,560
59,300	Thermage, Inc.*		195,690
5,800	Zoll Medical Corp.*		154,222
			4,340,056

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	HEALTHCARE - SERVICES	2.1%
1,800	Air Methods Corp.*^		$87,066
124,575	Allied Healthcare International, Inc.*		199,320
12,700	American Dental Partners, Inc.*^		122,809
10,600	Gentiva Health Services, Inc.*^		230,656
103,080	Hythiam, Inc.*^		124,727
21,700	LHC Group, Inc.*		364,560
12,300	Matria Healthcare, Inc.*		274,290
50,900	NovaMed, Inc.*^		192,911
30,000	Odyssey HealthCare, Inc.*		270,000
10,200	RehabCare Group, Inc.*		153,000
12,200	Res-Care, Inc.*		209,230
			2,228,569

	HOME BUILDERS	0.3%
50,000	Cavalier Homes, Inc.*		79,000
5,300	M/I Homes, Inc.^		89,994
23,000	Orleans Homebuilders, Inc.^		131,100
			300,094

	HOME FURNISHINGS	0.4%
4,200	DTS, Inc.*^		100,800
14,300	La-Z-Boy, Inc.^		119,262
10,000	Stanley Furniture Co., Inc.		124,100
3,400	Universal Electronics, Inc.*		82,314
			426,476

	HOUSEHOLD PRODUCTS/WARES	0.4%
4,200	CSS Industries, Inc.^		146,832
17,800	Prestige Brands Holdings, Inc.*		145,604
5,100	WD-40 Co.^		169,575
			462,011

	HOUSEWARES	0.2%
18,300	Lifetime Brands, Inc.^		163,602

	INSURANCE	5.0%
29,900	American Equity Investment Life Holding Co.^		277,472
9,900	American Physicians Service Group, Inc.		193,842
40,100	Amerisafe, Inc.*		506,864
55,900	Castlepoint Holdings Ltd.		543,907
51,400	CRM Holdings Ltd.*		257,514
14,068	Eastern Insurance Holdings, Inc.		203,705
5,500	EMC Insurance Group, Inc.^		147,895
9,100	First Mercury Financial Corp.*		158,431

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	INSURANCE (continued)
15,500	Hallmark Financial Services*		$172,980
1,809	Investors Title Co.		88,641
122,000	Maiden Holdings Ltd. 144A#		975,999
8,000	Meadowbrook Insurance Group, Inc.		62,480
37,905	National Atlantic Holdings Corp.*		225,156
4,900	NYMAGIC, Inc.^		111,279
47,500	PMA Capital Corp.*		405,650
12,100	Primus Guaranty Ltd.*^		43,318
37,600	SeaBright Insurance Holdings, Inc.*^		553,847
115,000	Specialty Underwriters' Alliance, Inc.*		489,900
			5,418,880

	INTERNET	4.4%
10,200	Aladdin Knowledge Systems Ltd.*		194,106
84,200	Art Technology Group, Inc.*		326,696
20,500	AsiaInfo Holdings, Inc.*		222,630
30,700	Chordiant Software, Inc.*		185,121
16,000	Cybersource Corp.*		233,760
48,600	Globalscape, Inc.*		106,920
62,800	Health Grades, Inc.*		331,584
67,000	HealthStream, Inc.*		194,300
118,800	I-many, Inc.*		285,120
18,300	Internap Network Services Corp.*		90,768
19,900	Looksmart, Ltd.*		65,471
51,000	Move, Inc.*		157,080
40,400	Perficient, Inc.*^		320,776
41,100	S1 Corp.*		292,221
48,300	Saba Software, Inc.*^		181,125
70,300	Secure Computing Corp.*^		453,435
17,900	Spark Networks, Inc.*		76,612
27,300	Stamps.com, Inc.*		280,098
93,710	TeleCommunications Systems, Inc.*^		295,187
23,900	TheStreet.com, Inc.^		193,112
107,140	Think Partnership, Inc.*		101,783
14,900	Website Pros, Inc.*		146,467
			4,734,372

	INVESTMENT MANAGEMENT COMPANIES	0.3%
21,468	Patriot Capital Funding, Inc.		224,770
14,699	TICC Capital Corp.^		110,536
			335,306

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	IRON/STEEL	0.5%
15,100	Material Sciences Corp.*		$117,176
3,100	Olympic Steel, Inc.^		139,810
9,600	Shiloh Industries, Inc.		107,232
4,800	Universal Stainless & Alloy, Inc.*		142,608
			506,826

	LEISURE TIME	0.3%
4,400	Ambassadors Group, Inc.		83,116
25,400	GameTech International, Inc.*		150,114
7,100	Multimedia Games, Inc.*^		37,914
			271,144

	LODGING	0.3%
23,500	Century Casinos, Inc.*		76,140
55,000	Interstate Hotels & Resorts, Inc.*		262,900
			339,040

	MACHINERY - DIVERSIFIED	2.6%
22,600	Alamo Group, Inc.		480,702
5,200	Cascade Corp.^		256,412
13,900	Columbus McKinnon Corp.*		430,622
16,500	Gehl Co.*^		279,510
12,400	Hurco Cos., Inc.*		580,072
4,200	Key Technology, Inc.*		125,118
17,512	Tecumseh Products Co.*		480,179
11,100	Twin Disc, Inc.		175,602
			2,808,217

	MEDIA	0.3%
51,800	New Frontier Media, Inc.		231,028
74,200	Regent Communications, Inc.*		92,750
			323,778

	METAL FABRICATE/HARDWARE	0.8%
2,400	Dynamic Materials Corp.		103,680
8,367	Hawk Corp.*		146,590
12,800	NN, Inc.		124,544
10,300	Northwest Pipe Co.*		437,646
2,350	Sun Hydraulics Corp.		68,785
			881,245

	MINING	0.5%
15,200	Allied Nevada Gold Corp.*		78,432
29,400	Charles & Colvard Ltd.^		36,162

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value
	MINING (continued)
9,600	General Moly, Inc.*^		$76,704
39,600	Metallica Resources, Inc.*		233,244
15,300	North American Palladium Ltd.*^		83,538
15,800	Solitario Resources Corp.*		81,923
			590,003

	MISCELLANEOUS MANUFACTURING	1.5%
4,400	American Railcar Industries, Inc.^		89,452
11,200	AZZ, Inc.*		398,496
30,400	Deswell Industries, Inc.		190,000
20,500	GP Strategies Corp.*		194,750
3,000	Koppers Holdings, Inc.		132,930
38,500	Lydall, Inc.*		440,825
11,160	Myers Industries, Inc.		146,531
4,400	Park-Ohio Holdings Corp.*		69,124
			1,662,108

	OIL & GAS	2.8%
54,300	Abraxas Petroleum Corp.*		179,190
69,900	BMB Munai, Inc.*^		380,256
6,900	Callon Petroleum Co.*		124,821
45,100	Cano Petroleum, Inc.*^		211,068
8,500	Clayton Williams Energy, Inc.*		446,165
147,400	Endeavour International Corp.*^		196,042
6,800	GMX Resources, Inc.*^		237,524
16,100	Gulfport Energy Corp.*		170,660
15,600	Harvest Natural Resources, Inc.*^		188,136
16,700	Panhandle Oil and Gas, Inc.		461,588
26,800	TXCO Resources, Inc.*^		331,784
28,700	Vaalco Energy, Inc.*		142,639
			3,069,873

	OIL & GAS SERVICES	2.5%
9,700	Flotek Industries, Inc.*^		141,523
8,600	Geokinetics, Inc.*		155,832
14,000	Matrix Service Co.*		240,520
25,820	Mitcham Industries, Inc.*		460,112
20,800	Natural Gas Services Group, Inc.*		454,064
56,900	Omni Energy Services Corp.*^		210,530
14,500	T-3 Energy Services, Inc.*		617,121
25,996	TGC Industries, Inc.*		219,406
5,700	Trico Marine Services, Inc.*^		222,129
			2,721,237

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	PHARMACEUTICALS	7.9%
16,800	Adolor Corp.*		$76,776
60,800	Akorn, Inc.*^		287,584
40,700	Allos Therapeutics, Inc.*^		247,456
34,850	Animal Health International, Inc.*		381,259
36,700	Array Biopharma, Inc.*^		257,267
48,000	Avalon Pharmaceuticals, Inc.*^		115,200
57,500	Cardiome Pharma Corp.*^		483,000
8,800	CV Therapeutics, Inc.*^		62,744
78,000	Dyax Corp.*^		367,380
8,800	I-Flow Corp.*^		123,464
89,100	Indevus Pharmaceuticals, Inc.*^		425,007
69,800	Javelin Pharmaceuticals, Inc.*^		196,138
35,200	Lannett Co., Inc.*^		83,600
15,500	Matrixx Initiatives, Inc.*^		226,920
13,500	Neogen Corp.*		338,850
78,900	Neurogen Corp.*		146,754
130,300	Nexmed, Inc.*^		174,602
56,800	NPS Pharmaceuticals, Inc.*^		221,520
20,400	Omega Protein Corp.*		278,460
34,400	Osiris Therapeutics, Inc.*^		432,752
20,800	Pain Therapeutics, Inc.*^		175,760
65,000	Penwest Pharmaceuticals Co.*^		169,000
48,200	PetMed Express, Inc.*^		534,537
87,290	Progenics Pharmaceuticals, Inc.*^		570,003
19,000	Salix Pharmaceuticals Ltd.*^		119,320
25,300	Sirtris Pharmaceuticals, Inc.*^		328,647
53,600	Synta Pharmaceuticals Corp.*^		433,624
32,300	Taro Pharmaceutical Industries Ltd.*^		252,748
252,400	Titan Pharmaceuticals, Inc.*^		381,124
24,000	Vanda Pharmaceuticals, Inc.*^		92,880
34,449	Vion Pharmaceuticals, Inc.*^		51,329
78,800	Vivus, Inc.*^		475,164
			8,510,869

	REAL ESTATE INVESTMENT TRUST	0.5%
37,900	Anworth Mortgage Asset Corp.		232,327
23,700	CapLease, Inc.^		184,149
18,100	JER Investors Trust, Inc.^		153,488
			569,964

	REAL ESTATE MANAGEMENT	0.4%
33,500	Meruelo Maddux Properties, Inc.*^		85,090
36,500	Thomas Properties Group, Inc.		320,470
			405,560

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	RETAIL	2.9%
25,300	America's Car-Mart, Inc.*^		$318,527
4,500	Buffalo Wild Wings, Inc.*^		110,250
53,900	Build-A-Bear Workshop, Inc.*^		489,951
24,800	Carrols Restaurant Group, Inc.*^		221,464
9,000	Conn's, Inc.*^		146,790
20,100	Ezcorp, Inc., Class A*		247,431
12,300	First Cash Financial Services, Inc.*		127,059
39,800	HOT Topic, Inc.*		171,538
7,700	Jo-Ann Stores, Inc.*^		113,421
24,000	PC Mall, Inc.*^		255,120
59,900	Ruth's Chris Steak House, Inc.*^		413,909
59,800	Trans World Entertainment Corp.*		224,848
88,400	Wet Seal, Inc.*		299,676
			3,139,984

	SAVINGS & LOANS	1.7%
31,000	BankAtlantic Bancorp, Inc.^		121,210
29,400	BankUnited Financial Corp.^		147,294
194,532	BFC Financial Corp.*		235,384
17,100	Cooperative Bankshares, Inc.^		186,048
19,200	First Place Financial Corp.		249,600
63,400	Frankin Bank Corp.*^		192,102
13,000	NASB Financial, Inc.^		340,600
13,800	PFF Bancorp, Inc.^		114,816
13,100	United Western Bancorp, Inc.		234,490
			1,821,544

	SEMICONDUCTORS	4.4%
10,800	Actel Corp.*		165,348
63,900	Advanced Analogic Technologies, Inc.*^		359,118
37,000	Aetrium, Inc.*		145,410
11,000	Anadigics, Inc.*^		72,160
18,500	AXT, Inc.*		88,245
30,000	Bookham, Inc.*^		41,100
6,400	Ceva, Inc.*		48,960
17,400	Cirrus Logic, Inc.*		116,928
39,400	GSI Group, Inc.*		306,532
60,000	Hifn, Inc.*		306,000
45,581	Integrated Silicon Solution, Inc.*		275,765
38,900	IXYS Corp.*		265,687
18,634	Mattson Technology, Inc.*		113,481
81,600	Microtune, Inc.*		298,656
18,300	Monolithic Power Systems, Inc.*		322,629
7,800	Netlogic Microsystems, Inc.*^		188,292

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value
	SEMICONDUCTORS (continued)
30,700	O2Micro International Ltd.*		$237,311
39,500	Pericom Semiconductor Corp.*		579,860
27,400	Silicon Motion Technology Corp.*^		386,888
29,600	Ultra Clean Holdings, Inc.*^		290,080
14,800	Volterra Semiconductor Corp.*		167,684
			4,776,134

	SOFTWARE	2.7%
58,300	Actuate Corp.*		239,030
22,600	American Software, Inc.		141,476
47,050	Bottomline Technologies, Inc.*		592,830
7,900	Corel Corp.*		86,110
12,200	Digi International, Inc.*		140,788
32,500	Double-Take Software, Inc.*		379,600
29,400	Emageon, Inc.*		67,326
9,500	GSE Systems, Inc.*		77,330
12,400	JDA Software Group, Inc.*		226,300
31,300	Logility, Inc.*		253,530
9,700	Opnet Technologies, Inc.*		78,958
54,900	Peerless Systems Corp.*		103,761
33,400	Pervasive Software, Inc.*		130,260
15,500	QAD, Inc.		130,355
10,000	RightNow Technologies, Inc.*		119,000
9,100	Schawk, Inc.		145,509
			2,912,163

	TELECOMMUNICATIONS	3.3%
20,400	Anaren, Inc.*		258,264
23,700	Applied Signal Technology, Inc.		279,660
5,400	Atlantic Tele-Network, Inc.^		182,682
14,000	EMS Technologies, Inc.*		379,961
127,300	Finisar Corp.*^		162,944
4,600	GeoEye, Inc.*		119,554
31,800	Gilat Satellite Networks Ltd.*		344,394
9,100	Globecomm Systems, Inc.*		79,170
29,700	Harmonic, Inc.*		225,720
93,232	Linktone Ltd.*		251,726
50,600	Network Equipment Technologies, Inc.*^		332,442
28,400	Oplink Communications, Inc.*		251,908
13,100	Optium Corp.*^		92,093
21,600	Radyne Corp.*		184,032

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	TELECOMMUNICATIONS (continued)
7,000	Sierra Wireless, Inc.*^		$111,650
56,427	Symmetricom, Inc.*^		196,930
49,000	Veraz Networks, Inc.*^		120,540
			3,573,670

	TEXTILES	0.1%
10,200	Dixie Group, Inc.*		85,476

	TOYS/GAMES/HOBBIES	0.3%
9,800	Jakks Pacific, Inc.*^		270,186

	TRANSPORTATION	3.4%
65,400	ABX Holdings, Inc.*		192,276
40,783	Aries Maritime Transport Ltd.		234,502
9,600	Dynamex, Inc.*		242,880
43,000	Euroseas Ltd.		516,000
11,100	Frozen Food Express Industries, Inc.		88,134
22,390	OceanFreight, Inc.^		490,117
37,626	Paragon Shipping, Inc.^		570,411
9,500	PHI, Inc.*		299,630
20,400	StealthGas, Inc.		317,220
12,900	TBS International Ltd.*^		389,580
19,400	Vitran Corp., Inc.*		276,838
			3,617,588

	TRUCKING & LEASING	0.2%
8,850	Greenbrier Co., Inc.^		234,702

	WATER	0.3%
3,900	American States Water Co.		140,400
5,900	Consolidated Water Co., Inc.^		129,977
			270,377

	TOTAL COMMON STOCKS (COST $142,969,542)		106,284,445

	EXCHANGE-TRADED FUND	0.8%
13,000	iShares Russell 2000 Index Fund		890,630

	TOTAL EXCHANGE-TRADED FUND (Cost $907,698)		890,630

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Shares	Value

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING	37.4%
40,253,091	Credit Suisse On Shore Enhanced Liquidity Fund+		$40,253,091

	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $40,253,091)		40,253,091

	TOTAL INVESTMENTS (Cost $184,130,331)	136.8%	147,428,166

	Liabilities less Other Assets	(36.8)%	(39,690,318)

	NET ASSETS	100.0%	$107,737,848

	* Non-income producing security.
	† Foreign security denominated in U.S. dollars.
	# Security valued at fair value as determined in good faith by Lotsoff Capital Management,
	investment adviser to the Fund, in accordance with procedures established by, and under
	the general supervision of, the Fund’s Board of Trustees.
	^ All or portion of shares are on loan.
	+ At March 31, 2008, the interest rate was 3.172%.
	Percentages are stated as a percent of net assets.

	See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Investments by Sector (Unaudited)
(As a percentage of Long-Term Investments)
March 31, 2008

Basic Materials	3.0%
Communications	8.0%
Consumer, Cyclical	10.4%
Consumer, Non-Cyclical	25.7%
Energy	6.2%
Exchange-Traded Fund	0.8%
Financials	19.7%
Industrial	14.8%
Technology	11.1%
Utilities	0.3%
Total	100.0%

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Assests and Liabilities
March 31, 2008 (Unaudited)

ASSETS:
Investments at value (cost $184,130,331)	$147,428,166
Receiveable for securities sold	1,713,056
Receivable for capital stock sold	29,683
Dividends and interest receivable	99,926
Receivable for securities lending income	51,613
Prepaid expenses	22,684

Total assets	149,345,128

LIABILITIES:
Collateral due to broker for securities loaned	40,253,091
Payable to custodian	634,888
Payable for capital stock redeemed	566,348
Accrued investment advisory fees	96,757
Accrued administration and accounting fees	12,222
Accrued trustees’ fees	744
Accrued expenses	43,230

Total liabilities	41,607,280

NET ASSETS	$107,737,848

NET ASSETS CONSIST OF:
Paid-in capital	$181,095,613
Undistributed net investment income	6,450
Undistributed net realized loss on investments	(36,662,050)
Net unrealized depreciation on investments	(36,702,165)

NET ASSETS	$107,737,848

SHARES OUTSTANDING, no par value	12,874,683
(Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$8.37
(Net assets divided by shares outstanding)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Operations
For the Six Months Ended March 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest income	$23,481
Dividend income (net of $3,958 withholding tax)	914,377
Securities lending income	469,389

Total Investment Income	1,407,247

EXPENSES:
Investment advisory fees	1,049,133
Administration and fund accounting fees	132,522
Custody fees	121,876
Legal fees	29,253
Audit and tax fees	13,660
Reports to shareholders	13,099
Transfer agent fees and expenses	12,090
Trustees' fees	6,851
Miscellaneous	22,313

Total Expenses	1,400,797

Net Investment Income	6,450

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(34,721,125)
Change in net unrealized appreciation/(depreciation) on investments
(33,085,014)

Net loss on investments	(67,806,139)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(67,799,689)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statements of Changes in Net Assests

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$6,450	$(698,404)
Net realized gain/(loss) on investments	(34,721,125)	14,075,590
Change in net unrealized appreciation/(depreciation) on investments
	(33,085,014)	(3,853,805)
Net increase/(decrease) in net assets resulting from operations
	(67,799,689)	9,523,381

DISTRIBUTIONS:
Net realized gains	(13,691,057)	(10,545,020)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,912,257	219,603,897
Reinvested distributions	13,664,598	10,545,020
Cost of shares redeemed	(191,737,273)	(50,498,671)
Net increase/(decrease) from capital transactions	(119,160,418)	179,650,246

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(200,651,164)	178,628,607

NET ASSETS:
Beginning of period	308,389,012	129,760,405

End of period	$107,737,848	$308,389,012

Undistributed net investment income	$6,450	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	6,002,606	17,973,638
Reinvested distributions	1,381,658	867,189
Shares redeemed	(20,121,743)	(4,131,036)
Net increase/(decrease)	(12,737,479)	14,709,791

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Financial highlights
For a Fund Share Outstanding
Throughout the Period

	Six Months Ended					November 7, 2003*
	March 31, 2008		Year Ended	Year Ended	Year Ended	to
	(Unaudited)		September 30, 2007	September 30, 2006	September 30, 2005	September 30, 2004

Net asset value, beginning of period	$12.04		$11.90	$12.02	$10.32	$10.00

Income from investment operations:
Net investment income/(loss)	—		(0.02)	(0.05)	(0.09)	(0.09)
Net realized and unrealized gain/(loss) on investments	(2.99)		1.09	0.57	2.06	0.41
Total from investment operations	(2.99)		1.07	0.52	1.97	0.32

Less distributions to shareholders from:
Net realized gains	(0.68)		(0.93)	(0.64)	(0.27)	—

Net asset value, end of period	$8.37		$12.04	$11.90	$12.02	$10.32

Total return	(25.69	)%(1)	8.94%	4.48%	19.19%	3.20	%(1)

Supplemental data and ratios:
Net assets, end of period (in 000's)	$107,738		$308,389	$129,760	$83,912	$47,732
Ratio of total expenses to average net assets	1.27	%(2)	1.19%	1.29%	1.44%	1.76	%(2)
Ratio of net investment income/(loss) to average net assets	0.01	%(2)	(0.30)%	(0.56)%	(0.93)%	(1.08	)%(2)
Portfolio turnover rate	57	%(1)	82%	75%	72%	64	%(1)

* Inception.
(1) Not annualized.
(2) Annualized.

See notes to financial statements.

24-25

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited)
Shares, Principal Amount, or Number of Contracts	Value
	ASSET-BACKED SECURITIES	4.40%
$927,597	321 Henderson Receivables, LLC 144A Variable Rate, 9/15/41		$922,328
313,962	Arran Residential Mortgages Funding, PLC 144A Variable Rate, 9/20/36		311,953
69,644,672	Bear Stearns Commercial Mortgage Securities, Inc. Variable Rate, 10/12/41		823,409
1,843,055	Citigroup Mortgage Loan Trust, Inc. Variable Rate, 1/25/37		1,719,068
1,118,267	Citigroup Mortgage Loan Trust, Inc. Variable Rate, 1/25/37		1,006,635
122,988	Countrywide Asset-Backed Certificates Variable Rate, 4/25/34		106,058
1,800,000	GE Dealer Floorplan Master Note Trust Variable Rate, 4/20/10		1,800,407
1,000,000	GE Dealer Floorplan Master Note Trust Variable Rate, 7/20/11		980,669
21,954,871	GS Mortgage Securities Corp. Variable Rate, 11/10/39		749,166
413,976	GSAA Trust Variable Rate, 8/25/35		405,446
1,112,759	Impac CMB Trust Variable Rate, 11/25/34		1,031,626
1,325,548	J.P. Morgan Alternative Loan Trust Variable Rate, 3/25/37		1,185,238
244,534	Merrill Lynch Mortgage Investors, Inc. Variable Rate, 8/25/35		213,012
242,647	Morgan Stanley Home Equity Loans Variable Rate, 12/25/35		241,136
2,100,000	National Collegiate Student Loan Trust 6.35%, 2/27/12		420,798
406,563	Park Place Securities, Inc. Variable Rate, 2/25/35		355,629
16,286	Residential Asset Securities Corp. Variable Rate, 5/25/35		16,150
13,012	Residential Funding Mortgage Securities II, Inc. 2.68%, 1/25/19		12,878
574,690	SLM Student Loan Trust Variable Rate, 1/26/15		574,427
168,147	WFS Financial Owner Trust 3.21%, 5/17/12 3.21%, 5/17/12		167,577

	TOTAL ASSET-BACKED SECURITIES (Cost $14,013,292)		13,043,610

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Shares, Principal Amount, or Number of Contracts	Value
	CORPORATE BONDS	1.46%
$400,000	Expedia, Inc. 7.46%, 8/15/18		$413,327
1,700,000	Macys Retail Holdings, Inc. 5.35%, 3/15/12		1,621,161
3,040,000	Toys R US, Inc. 7.88%, 4/15/13		2,280,000

	TOTAL CORPORATE BONDS (Cost $4,540,076)		4,314,488

	CONVERTIBLE CORPORATE BONDS	10.35%
1,000,000	AGCO Corp. 1.25%, 12/15/36		1,652,500
2,400,000	Boston Properties LP 2.88%, 2/15/37		2,268,000
10,000,000	Countrywide Financial Corp. 144A Variable Rate, 4/15/37		8,850,000
500,000	Dendreon Corp. 4.75%, 6/15/14		363,750
3,900,000	Enzon Pharmaceuticals, Inc. 4.00%, 6/1/13		4,392,375
400,000	Medarex, Inc. 2.25%, 5/15/11		405,000
1,000,000	NuVasive, Inc. 2.25%, 3/15/13		1,006,250
650,000	ON Semiconductor Corp. 2.63%, 12/15/26		538,687
6,000,000	SanDisk Corp. 1.00%, 5/15/13		4,410,000
3,400,000	Sciele Pharma, Inc. 2.63%, 5/15/27		3,255,500
1,000,000	Vornado Realty Trust 3.63%, 11/15/26		888,750
3,000,000	YRC Worldwide, Inc. 5.00%, 8/8/23		2,640,000

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $33,131,121)		30,670,812

	MUNICIPAL BONDS	16.74%
5,000,000	California Educational Facilities Authority
	Variable Rate, 11/1/39		5,000,000
2,625,000	California Statewide Communities Development Authority
	Variable Rate, 3/1/37		2,625,000
11,000,000	Intermountain Power Agency
	Variable Rate, 7/1/22		11,000,000
12,000,000	Maryland Health & Higher Educational Facilities Authority
	Variable Rate, 5/15/38		12,000,000
7,000,000	Memphis-Shelby County Airport Authority
	Variable Rate, 3/1/16		7,000,000
5,000,000	Memphis-Shelby County Airport Authority
	Variable Rate, 3/1/16		5,000,000
7,000,000	Port Authority of New York & New Jersey
	Variable Rate, 7/15/27		7,000,000

	TOTAL MUNICIPAL BONDS (Cost $49,625,000)		49,625,000

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Shares, Principal Amount, or Number of Contracts	Value
	U.S. GOVERNMENT AND AGENCY SECURITIES	7.40%

	Federal Home Loan Bank	0.05%
$150,000	4.13%, 4/18/08		$150,120

	Federal Home Loan Mortgage Corp.	5.01%
396,054	Pool #1B1364, Variable Rate, 11/1/33		400,585
437,471	Pool #1B1664, Variable Rate, 4/1/34		439,712
462,502	Pool #780833, Variable Rate, 9/1/33		465,557
312,310	Pool #781082, Variable Rate, 12/1/33		315,073
898,173	Pool #781292, Variable Rate, 3/1/34		915,029
373,281	Pool #781492, Variable Rate, 4/1/34		375,915
621,179	Pool #781640, Variable Rate, 6/1/34		631,740
2,346,921	Pool #781751, Variable Rate, 7/1/34		2,389,757
470,528	Pool #782908, Variable Rate, 12/1/34		480,028
541,901	Pool #847248, Variable Rate, 3/1/34		554,339
2,338,681	Pool #847290, Variable Rate, 6/1/34		2,389,859
3,102,846	Pool #847309, Variable Rate, 6/1/34^		3,174,435
519,143	Pool #847593, Variable Rate, 4/1/35		531,871
1,756,215	Pool #847706, Variable Rate, 1/1/35		1,772,349

			14,836,249

	Federal National Mortgage Association	1.96%
10,777	Pool #345856, Variable Rate, 8/1/36		10,939
44,937	Pool #545318, Variable Rate, 11/1/38		45,754
101,602	Pool #545980, Variable Rate, 6/1/32		103,851
96,198	Pool #555369, Variable Rate, 8/1/36		98,327
757,228	Pool #555712, Variable Rate, 8/1/33		771,499
74,831	Pool #606864, Variable Rate, 10/1/31		76,338
866,830	Pool #688952, Variable Rate, 4/1/33		871,429
411,656	Pool #735248, Variable Rate, 2/1/35		424,732
500,017	Pool #735476, Variable Rate, 5/1/38		512,594
224,708	Pool #735625, Variable Rate, 1/1/34		230,653
249,203	Pool #735695, Variable Rate, 7/1/34		256,327
622,140	Pool #735967, Variable Rate, 3/1/38		641,600
710,250	Pool #745383, Variable Rate, 12/1/35		714,503
489,463	Pool #745686, Variable Rate, 12/1/35		494,447
554,603	Pool #779722, Variable Rate, 7/1/34		562,586

			5,815,579

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Shares, Principal Amount, or Number of Contracts	Value
	U.S. Treasury Bill	0.03%
$100,000	United States Treasury Bill 2.01%, 7/31/08^		$99,326

	U.S. Treasury Note	0.35%
1,000,000	United States Treasury Note 3.13%, 11/30/09		1,024,610

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $21,525,395)		21,925,883

	COMMON STOCK	0.19%

	BANKS	0.08%
25,000	National City Corp.		248,750

	BIOTECHNOLOGY	0.09%
3,650	Genzyme Corp.*		272,071

	HEALTHCARE - SERVICES	0.01%
900	AMERIGROUP Corp.*		24,597

	MINING	0.01%
5,800	USEC, Inc.*		21,460

	TOTAL COMMON STOCK
	(Cost $699,729)		566,878

	CONVERTIBLE PREFERRED STOCK	3.43%

4,000	Bank of America Corp.		4,132,000
12,000	Bunge, Ltd.		1,365,000
33,250	Freeport-McMoRan Copper & Gold, Inc.		4,669,962

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $10,421,966)		10,166,962

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Shares, Principal Amount, or Number of Contracts	Value
	DEMAND DEPOSIT	19.89%
$58,946,098	UMB Money Market Fiduciary, 1.12%		$58,946,098

	TOTAL DEMAND DEPOSIT (Cost $58,946,098)		58,946,098

	CALL OPTIONS	0.05%
60	Darden Restaurants, Inc., Exercise Price: $35,
	Expiration Date: July, 2008		11,700
306	Meritage Homes Corp., Exercise Price: $17.50,
	Expiration Date: April, 2008		74,970
750	SPDR Trust Series 1, Exercise Price: $138,
	Expiration Date: April, 2008		54,000

	TOTAL CALL OPTIONS (Cost $217,897)		140,670

	PUT OPTIONS	0.04%
11	Boston Private Financial Holdings, Inc., Exercise Price: $10,
	Expiration Date: January, 2010		330
283	Boston Private Financial Holdings, Inc., Exercise Price: $12.50,
	Expiration Date: July, 2008		84,900
60	Darden Restaurants, Inc., Exercise Price: $30,
	Expiration Date: July, 2008		12,300
440	Hovnanian Enterprises, Inc., Exercise Price: $5,
	Expiration Date: April, 2008		2,200
306	Meritage Homes Corp., Exercise Price: $12.50,
	Expiration Date: April, 2008		4,590

	TOTAL PUT OPTIONS (Cost $104,628)		104,320

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Shares, Principal Amount, or Number of Contracts	Value
	FOREIGN CURRENCY OPTIONS	1.06%

20	Call BRL \ Put USD, Strike Price: $1.670
	Expiration Date: April, 2008		$17,091
30	Call BRL \ Put USD, Strike Price: $1.695
	Expiration Date: May, 2008		100,064
30	Call CHF \ Put NZD, Strike Price: $0.775
	Expiration Date: May, 2008		501,268
30	Call NZD \ Put CHF, Strike Price: $0.823
	Expiration Date: May, 2008		85,360
25	Call TRY \ Put USD, Strike Price: $1.124
	Expiration Date: May, 2008		50,135
25	Call TRY \ Put USD, Strike Price: $1.184
	Expiration Date: April, 2008		1,244
20	Call USD \ Put BRL, Strike Price: $1.833
	Expiration Date: April, 2008		101,096
100	Call USD \ Put MXN, Strike Price: $10.907
	Expiration Date: April, 2008		8,252
25	Call USD \ Put TRY, Strike Price: $1.254
	Expiration Date: April, 2008		1,560,950
25	Call USD \ Put TRY, Strike Price: $1.350
	Expiration Date: May, 2008		726,863

	TOTAL FOREIGN CURRENCY OPTIONS (Cost $3,526,593)		3,152,323

	TOTAL INVESTMENTS	65.01%
	(Cost $196,751,795)		192,657,045

	Other Assets less Liabilities	34.99%	103,706,826

	NET ASSETS	100.00%	$296,363,871

* Non-income producing security.
^ Collateral held in escrow to cover short sales.
Percentages are stated as a percent of net assets.
See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Shares	Value
	SECURITIES SOLD SHORT	(7.09)%

	COMMON STOCK	(4.74)%

	AGRICULTURE	(0.23)%
(7,860)	Bunge, Ltd.		$(682,877)

	BANKS	(0.44)%
(28,000)	Bank of America Corp.		(1,061,480)
(25,000)	National City Corp.		(248,750)
			(1,310,230)
	BIOTECHNOLOGY	(0.91)%
(285,102)	Enzon Pharmaceuticals, Inc.*		(2,625,790)
(1,000)	Genzyme Corp.*		(74,540)
			(2,700,330)
	COMPUTERS	(0.22)%
(29,376)	SanDisk Corp.*		(663,016)

	DIVERSIFIED FINANCIAL SERVICES	(0.01)%
(6,000)	Countrywide Financial Corp.		(33,000)

	MACHINERY - DIVERSIFIED	(0.69)%
(34,080)	AGCO Corp.*		(2,040,710)

	MINING	(1.01)%
(31,129)	Freeport-McMoRan Copper & Gold, Inc.		(2,995,232)

	PHARMACEUTICALS	(0.52)%
(9,200)	Medarex, Inc.*		(81,420)
(74,462)	Sciele Pharma, Inc.*		(1,452,009)
			(1,533,429)
	REAL ESTATE INVESTMENT TRUSTS	(0.40)%
(10,720)	Boston Properties, Inc.		(986,990)
(2,326)	Vornado Realty Trust		(200,525)
			(1,187,515)
	SEMICONDUCTORS	(0.22)%
(17,460)	Cypress Semiconductor Corp.*		(412,231)
(44,115)	ON Semiconductor Corp.*		(250,573)
			(662,804)
	TRANSPORTATION	(0.09)%
(19,100)	YRC Worldwide, Inc.*		(250,592)

	TOTAL COMMON STOCK
	(Proceeds $16,192,470)		(14,059,735)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Principal Amount	Value
	CONVERTIBLE CORPORATE BONDS	(0.20)%
$(500,000)	Genzyme Corp. 1.25%, 12/1/23		$(579,375)

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Proceeds $527,372)		(579,375)

	U.S. GOVERNMENT AND AGENCY SECURITIES	(2.06)%
(6,000,000)	U.S. Treasury Note 2.88%, 1/31/13		(6,117,660)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Proceeds $5,989,687)		(6,117,660)

Number of
Contracts			Value

	CALL OPTIONS WRITTEN	(0.01)%
(440)	Hovnanian Enterprises, Inc., Exercise Price: $12.50		(15,400)
	Expiration Date: April, 2008

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $48,067)		(15,400)

	PUT OPTIONS WRITTEN	(0.05)%
(283)	Boston Private Financial Holdings, Inc., Exercise Price: $12.50		(50,940)
	Expiration Date: April, 2008
(440)	Hovnanian Enterprises, Inc., Exercise Price: $12.50		(107,800)
	Expiration Date: April, 2008

	TOTAL PUT OPTIONS WRITTEN
	(Premiums received $98,589)		(158,740)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Number of Contracts	Value

	FOREIGN CURRENCY OPTIONS WRITTEN	(0.03)%
(20)	Call BRL \ Put USD, Strike Price: $1.630		$(6,988)
	Expiration Date: April, 2008
(30)	Call BRL \ Put USD, Strike Price: $1.695		(41,932)
	Expiration Date: May, 2008
(30)	Call NZD \ Put CHF, Strike Price: $0.863		(18,057)
	Expiration Date: May, 2008
(25)	Call TRY \ Put USD, Strike Price: $1.120		(14,812)
	Expiration Date: April, 2008
(25)	Call TRY \ Put USD, Strike Price: $1.146		(185)
	Expiration Date: April, 2008

	TOTAL FOREIGN CURRENCY OPTIONS WRITTEN
	(Premiums received $894,230)		(81,974)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds and Premiums received $23,750,415)		$(21,012,884)

* Non-income producing security.
Percentages are stated as a percent of net assets.
See notes to financial statements.

SWAP CONTRACTS

Interest Rate Swaps
								Unrealized
		Floating Rate	Notional	Pay/Receive	Fixed	Expiration	Premiums	Appreciation/
	Counterparty	Index	Amount	Fixed Rate	Rate	Date	Paid	(Depreciation)
	Citibank, N.A.	3 month LIBOR	1,500,000	Pay	4.85%	12/1/2010	—	$(101,590)
	Bear Stearns	3 month LIBOR	5,000,000	Pay	5.14	9/26/2016	—	(383,082)
	Merrill Lynch	3 month LIBOR	8,000,000	Pay	5.58	6/8/2017	—	(1,101,475)
	Total Interest Rate Swaps						—	$(1,586,147)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Credit Default Swaps
							Unrealized
	Reference	Notional	Pay/Receive	Fixed	Expiration	Premiums	Appreciation/
Counterparty	Entity	Amount	Fixed Rate	Rate	Date	Paid	(Depreciation)

Goldman Sachs	Advanced Micro Devices, Inc. 7.75%, 11/1/12	500,000	Receive	6.40	9/20/2012	—	$(78,066)

Goldman Sachs	ArvinMeritor, Inc. 8.13%, 9/15/15	4,200,000	Pay	8.00	3/20/2013	—	35,143

Goldman Sachs	Boston Properties Limited Partnership 6.25%, 1/5/13	2,000,000	Pay	0.77	9/20/2012	—	94,827

Merrill Lynch	Centex Corp. 5.25%, 6/15/15	500,000	Pay	1.14	6/20/2012	—	66,152

Goldman Sachs	Centex Corp. 5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	102,128

Goldman Sachs	Chesapeake Energy Corp. 6.88%, 1/15/16	400,000	Receive	1.19	6/20/2012	—	(19,113)

Goldman Sachs	Computer Sciences Corp. 7.38%, 6/15/11	700,000	Pay	0.63	6/20/2012	—	10,513

Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	(145,051)

Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	15.75	6/20/2013	—	(20,305)

Goldman Sachs	Dow Jones CDX NA High Volatility Series 9 Index	6,000,000	Receive	1.40	12/20/2012	(564,850)	94,880

Goldman Sachs	Investment Grade Series 8 Index	2,500,000	Receive	0.35	6/20/2012	(36,130)	(84,665)

Goldman Sachs	Expedia, Inc. 7.46%, 8/15/08	400,000	Pay	1.68	9/20/2012	—	9,788

Goldman Sachs	Gap, Inc. 8.80%, 12/15/08	500,000	Pay	0.96	6/20/2012	—	(1,707)

Goldman Sachs	Gap, Inc. 10.05%, 12/15/08	4,200,000	Pay	1.05	3/30/2013	—	(23,970)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2008 (Unaudited) (continued)
Credit Default Swaps (continued)
Unrealized
	Reference	Notional	Pay/Receive	Fixed	Expiration	Premiums	Appreciation/
Counterparty	Entity	Amount	Fixed Rate	Rate	Date	Paid	(Depreciation)

Merrill Lynch	Genworth Financial, Inc. 5.75%, 6/15/14	4,200,000	Receive	2.75	3/20/2013	—	$45,482

Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	4,500,000	Pay	5.50	3/20/2013	—	496,533

Goldman Sachs	Jetblue Airways Corp. 3.75%, 3/15/35	2,640,000	Pay	6.75	12/20/2012	—	778,634
							-
Goldman Sachs	Macy's, Inc. 6.63%, 4/1/11	1,700,000	Pay	2.70	3/20/2013	—	2,098

Goldman Sachs	Metlife, Inc. 5.00%, 6/15/15	4,200,000	Pay	2.00	3/20/2013	—	(89,853)

Goldman Sachs	Nabors Industries, Inc. 0.00%, 2/5/21	1,000,000	Pay	0.47	9/20/2012	—	14,921

Goldman Sachs	Nordstrom, Inc. 6.95%, 3/15/28	4,500,000	Pay	0.94	12/20/2012	—	73,209

Goldman Sachs	Nortel Networks Corp. 4.25%, 9/1/28	3,000,000	Receive	4.60	12/20/2012	—	(442,565)

Goldman Sachs	RadioShack Corporation 7.38%, 5/15/11	2,400,000	Pay	1.67	9/20/2012	—	2,022

Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	500,000	Receive	2.35	9/20/2012	—	(53,807)

Goldman Sachs	Saks, Inc. 9.88%, 10/1/11	800,000	Receive	2.05	6/20/2012	—	(88,763)

Goldman Sachs	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 5/1/12	4,500,000	Pay	0.96	12/20/2012	—	256,657

Goldman Sachs	Target Corp. 4.00%, 6/15/13	4,200,000	Receive	0.77	3/20/2013	—	(73,476)

Total Credit Default Swaps						(600,980)	961,646

TOTAL SWAP CONTRACTS						$(600,980)	$(624,501)

Lotsoff Capital Management Investment Trust
Active Income Fund
Investments by Sector (Unaudited)
(As a percentage of Long-Term Investments)
March 31, 2008

Asset-Backed Securities	10.0%
Common Stock	0.4%
Convertible Corporate Bonds	23.6%
Convertible Preferred Stock	7.8%
Corporate Bonds	3.3%
Municipal Bonds	38.1%
U.S. Government and Agency Securities	16.8%
Total	100.0%

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Assets and Liabilities
March 31, 2008 (Unaudited)
ASSETS:
Investments at value (cost $196,751,795)	$192,657,045
Cash	228,155
Deposit at broker	29,906,992
Receivable for investment securities sold	97,054,169
Receivable for capital stock sold	2,201,251
Receivable for interest and dividends	847,186
Receivable for unrealized appreciation on open swap contracts	2,082,988
Prepaid expenses	17,333

Total assets	324,995,119

LIABILITIES:
Payable for investment securities sold short, at value (proceeds $22,709,529)	20,756,770
Payable for written options outstanding, at value (premiums received $1,040,886)	256,114
Payable for investment securities purchased	1,809,851
Payable for capital stock redeemed	2,034,771
Payable for unrealized depreciation on open swap contracts	2,707,489
Payable for interest and dividends on securities sold short	38,281
Premiums received on open swap contracts	600,980
Accrued investment advisory fees	368,228
Accrued administration and accounting fees	30,349
Accrued trustees' fees	1,123
Accrued expenses	27,292

Total liabilities	28,631,248

NET ASSETS	$296,363,871

NET ASSETS CONSIST OF:
Paid-in capital	$293,227,256
Undistributed net investment income	4,185,702
Undistributed net realized gain on investments, foreign currency, and swap contracts	932,633
Net unrealized appreciation/(depreciation) on:
Investments	(3,642,945)
Options	(451,805)
Securities sold short	1,952,759
Written options	784,772
Swap contracts	(624,501)

NET ASSETS	$296,363,871

SHARES OUTSTANDING, no par value
(Unlimited shares authorized)	28,637,306

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$10.35

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Statement of Operations
For the Six Months Ended March 31, 2008 (Unaudited)
INVESTMENT INCOME:
Interest income	$4,964,362
Dividend income	204,651

Total investment income	5,169,013

EXPENSES:
Investment advisory fees	646,694
Custody fees	149,918
Administration and fund accounting fees	141,067
Legal fees	23,828
Audit and tax fees	19,745
Transfer agent fees and expenses	9,929
Reports to shareholders	7,240
Trustees' fees	7,015
Miscellaneous	39,468
Total expenses before dividends and interest on short positons and interest expense	1,044,904

Interest on short positions	41,065
Dividends on short positions	156,292
Interest expense	11,800

Total expenses	1,254,061

NET INVESTMENT INCOME	3,914,952

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on transactions from:
Investments and foreign currency	(4,947,914)
Options	(912,526)
Swap contracts	562,923
Written options	695,565
Securities sold short	5,534,585

Change in net unrealized appreciation/(depreciation) on:
Investments	(5,080,251)
Options	(458,822)
Short positions	2,829,132
Written options	784,771
Swap contracts	897,262

Net realized and unrealized loss on investments	(95,275)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,819,677

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Statements of Changes in Net Assets
	Six Months Ended	Year
	March 31, 2008	Ended
	(Unaudited)	September 30, 2007

OPERATIONS:
Net investment income	$3,914,952	$5,290,452
Net realized gain/(loss) on investments	932,633	(2,510,388)
Change in net unrealized appreciation/(depreciation) on investments	(1,027,908)	(1,264,201)
Net increase in net assets resulting from operations	3,819,677	1,515,863

DISTRIBUTIONS:
Net investment income	(1,426,191)	(3,053,419)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	170,593,448	134,271,791
Reinvested distributions	1,426,191	3,053,419
Cost of shares redeemed	(69,978,360)	(37,462,175)
Net increase from capital transactions	102,041,279	99,863,035

TOTAL INCREASE IN NET ASSETS	104,434,765	98,325,479

NET ASSETS:
Beginning of period	191,929,106	93,603,627

End of period	$296,363,871	$191,929,106

Undistributed net investment income	$4,185,702	$1,696,941

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	16,568,142	13,042,640
Reinvested distributions	139,686	301,126
Shares redeemed	(6,802,069)	(3,637,369)
Net increase	9,905,759	9,706,397

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Financial Highlights
For a Fund Share Outstanding
Throughout the Period.
	Six Months Ended		Year		November 8, 2005*
	March 31, 2008		Ended		to
	(Unaudited)		September 30, 2007		September 30, 2006

Net asset value, beginning of period	$10.25		$10.37		$10.00

Income from investment operations:
Net investment income	0.21		0.40		0.23
Net realized and unrealized gain/(loss) on investments
	(0.04)		(0.21)		0.18
Total from investment operations	0.17		0.19		0.41

Less distributions to shareholders from:
Net investment income	(0.07)		(0.31)		(0.04)

Net asset value, end of period	$10.35		$10.25		$10.37

Total return	1.64	%(1)	1.88%		4.16	%(1)

Supplemental data and ratios:
Net assets, end of period (in 000s)	$296,364		$191,949		$93,604

Ratio of total expenses to average net assets less waivers	1.07	%(2)(3)	1.17	%(5)	0.95	%(2)

Ratio of total expenses to average net assets before waivers	1.07	%(2)(3)	1.17	%(5)	0.98	%(2)

Ratio of net investment income to average net assets, net of waivers	3.33	%(2)(4)	3.86	%(6)	3.48	%(2)

Ratio of net investment income to average net assets, before waivers	3.33	%(2)(4)	3.86	%(6)	3.45	%(2)

Portfolio turnover rate	257	%(1)	495%		363	%(1)

* Inception.
(1) Not annualized.
(2) Annualized.
(3) The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.89%.
(4) The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.51%.
(5) The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.
(6) The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2008 (Unaudited)

1. Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, openend management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the “Funds”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)  Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities, excluding convertible bonds in the Active Income Fund, for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Convertible bonds in the Active Income Fund for which no sale was reported are valued at bid prices. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Except for convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, these investments are valued at the mean of the quoted bid and ask prices. With respect to convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, convertible bonds are valued at bid prices. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b) Swap Contracts – The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2008 (Unaudited) (continued)

guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Active Income Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of March 31, 2008, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Securities Lending – The Micro Cap Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Micro Cap Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in shortterm securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Micro Cap Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Micro Cap Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of March 31, 2008, the market value of securities loaned by the Micro Cap Fund was $37,631,584 and the value on related collateral due to broker by the Micro Cap Fund was $40,404,386.

(d) Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including passthrough entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds adopted

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2008 (Unaudited) (continued)

FIN 48 in fiscal 2008. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of March 31, 2008. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in 2008. At March 31, 2008, the fiscal years 2005 through 2008 remain open to examination in the Funds’ major tax jurisdictions.

(e) Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the exdividend date. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and postOctober capital losses. The Active Income Fund has elected treatment as a trader in securities and marks to market its portfolio securities held at the end of each taxable year for income tax reporting purposes. Consequently, any realized and unrealized gain or loss on the Active Income Fund’s portfolio of securities will be recognized as ordinary income or loss for income tax reporting purposes.

(f) Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the firstin, firstout method. Dividend income is recognized on the exdividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(g) Futures Contracts—The Active Income Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Active Income Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Active Income Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Active Income Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of March 31, 2008, the Active Income Fund had no outstanding futures contracts.

(h) Options Contracts—The Active Income Fund may write covered call and put options on futures, swaps, securities or currencies the Active Income Fund owns or in which it may invest. Writing put options tends to increase the Active Income Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Active Income Fund’s exposure to the underlying instrument. When the Active Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Active Income Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Active Income Fund may not be able to enter into a closing transaction because of an illiquid market.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2008 (Unaudited) (continued)

The premium amount and the number of option contracts written by the Active Income Fund during the period ended March 31, 2008, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at September 30, 2007	—	$—
Options written	2,798	2,096,102
Options closed	(985)	(229,528)
Options expired	(520)	(825,688)
Options outstanding at march 31, 2008	1,293	$1,040,886

The Active Income Fund may also purchase put and call options. Purchasing call options tends to increase the Active Income Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Active Income Fund’s exposure to the underlying instrument. The Active Income Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of March 31, 2008, the Active Income Fund had outstanding options as listed on the Schedule of Investments.

(i) New Accounting Pronouncements – In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

3. Related Party Transactions

The Trust has an agreement with Lotsoff Capital Management (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Micro Cap Fund and the Active Income Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.95% and 0.55%, respectively. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Micro Cap Fund’s average daily net assets, the Adviser will reimburse this Fund for the amount of such excess. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) are greater than 1.00%,

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2008 (Unaudited) (continued)

not to exceed 1.55%, and greater than 2.55% of the Active Income Fund’s average daily net assets, the Adviser will reimburse this Fund for the amount over such breakpoints. The Adviser made no reimbursements to the Micro Cap Fund or Active Income Fund during the period ended March 31, 2008.

The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

4. Investment Transactions

Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Funds for the period ended March 31, 2008, were as follows:

	Micro Cap Fund	Active Income Fund
Purchases	$125,013,887	$270,638,066
Sales	$255,770,682	$216,531,492

The aggregate purchase and sales of U.S. government obligations, for the Funds for the period ended March 31, 2008, were as follows:

	Micro Cap Fund	Active Income Fund
Purchases	$—	$36,801,403
Sales	$—	$69,051,042

5. Federal Income Tax Information

At March 31, 2008, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

	Micro Cap Fund	Active Income Fund
Cost of Investments	$184,130,331	$192,657,045
Gross Unrealized Appreciation	$4,497,208	$—
Gross Unrealized Depreciation	(44,747,023)	—

Net Unrealized Appreciation/(Depreciation) on Investments	$(40,249,815)	$—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2008 (Unaudited) (continued)

The tax character of distributions paid during the fiscal year ended September 30, 2007 was as follows:

Micro Cap Fund
Distributions paid from:	2007	2006

Ordinary Income	$2,412,659	$1,618,852
Net Long-Term Capital Gains	8,132,361	2,991,539
Total Taxable Distributions	10,545,020	4,610,391

Total Distributions Paid	$10,545,020	$4,610,391

Active Income Fund
Distributions paid from:	2007	2006

Ordinary Income	$3,053,419	$173,553
Net Long-Term Capital Gains	—	—
Total Taxable Distributions	3,053,419	173,553

Total Distributions Paid	$3,053,419	$173,553

As of September 30, 2007, the components of accumulated earnings (deficit) were as follows:

	Micro Cap Fund	Active Income Fund

Undistributed Ordinary Income	$6,957,075	$748,653
Undistributed Long-Term Capital Gains	5,511,569	—
Accumulated Earnings	12,468,644	748,653
Accumulated Capital and Other Losses	—	—
Unrealized Appreciation/(Depreciation)	(4,335,663)	—
Total Accumulated Earnings	$8,132,981	$748,653

6. Other

As of March 31, 2008, the Micro Cap Fund and the Active Income Fund have a shareholder that holds 99.5% and 99.9%, respectively, of the outstanding shares of the Funds. A significant redemption by this shareholder could affect each Fund’s liquidity and the future viability of each Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Funds are offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Funds at any time.

Lotsoff Capital Management Investment Trust
Expense Example
For the Period Ended March 31, 2008 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

Micro Cap Fund	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	October 1, 2007	March 31, 2008	March 31, 2008(1)

Actual Example	$1,000.00	$742.20	$5.52

Hypothetical Example, assuming a
5% return before expenses	$1,000.00	1,018.66	6.40

(1) Expenses are equal to the Fund’s annualized expense ratio of 1.27% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the onehalf year period).

Active Income Fund	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	October 1, 2007	March 31, 2008	March 31, 2008(1)

Actual Example	$1,000.00	$1,016.40	$5.38

Hypothetical Example, assuming a
5% return before expenses	$1,000.00	1,019.67	5.38

(1) Expenses are equal to the Fund’s annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the onehalf year period).

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Proxy Voting

The Lotsoff Capital Management Micro Cap Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2007 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Lotsoff Capital Management Micro Cap and Active Income Funds will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NQ. The Fund’s Forms NQ will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor
P.O. Box 1181
Milwaukee, WI 53201-1181
877.568.7633

Item 2.	Code of Ethics
Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert
Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services
Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9.	Purchases of Equity securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders
As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11.	Controls and Procedures
(a)
The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)
There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.		Exhibits
(a)	(1)	Code of Ethics
		Not applicable to semi-annual reports.
(a)	(2)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))
		Filed as an attachment to this filing.
(a)	(3)	Not applicable.

(b)		Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350)
		Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	June 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	June 5, 2008

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	June 5, 2008